Inventories (Schedule of Inventories) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 843,989,000	$ 826,863,000
Cost of sales	2,100,230,000	2,049,675,000
Uranium [Member]
Disclosure Of Operating Segments [Line Items]
Concentrate	601,911,000	651,901,000
Broken ore	58,341,000	27,892,000
Total inventory	660,252,000	679,793,000
Fuel Services [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	181,379,000	145,241,000
Other Segment [Member]
Disclosure Of Operating Segments [Line Items]
Total inventory	$ 2,358,000	$ 1,829,000